Significant Judgments in Applying Accounting Policies	12 Months Ended
Dec. 31, 2025
Disclosure of significant accounting policies [Abstract]
Significant Judgments in Applying Accounting Policies
5. SIGNIFICANT JUDGMENTS IN APPLYING ACCOUNTING POLICIES

Judgments that have the most significant effect on the amounts recognized in the Company’s Consolidated Financial Statements are as follows:
a)Capitalization of evaluation costs
The Company has determined that evaluation costs capitalized during the year relating to the operating mines and certain other exploration interests have potential future economic benefits and are potentially economically recoverable. In making this judgment, the Company has assessed various sources of information including but not limited to the geologic and metallurgic information, history of conversion of mineral deposits to proven and probable mineral reserves, scoping and feasibility studies, proximity to existing ore bodies, operating management expertise and required environmental, operating and other permits.
b)Functional currency
The functional currency for the Company and its subsidiaries is the currency of the primary economic environment in which each operates. The Company has determined that its functional currency and that of its subsidiaries is the USD. The determination of functional currency may require certain judgments to determine the primary economic environment. The Company reconsiders the functional currency used when there is a change in events and conditions which determined the primary economic environment.
c)Impairment, or impairment reversal, of mining interests
There is significant judgment involved in assessing whether any indications of impairment, or impairment reversal, exist for mining interests, with consideration given to both external and internal sources of information. Information the Company considers include changes in the market, economic and legal environment in which the Company operates that are not within its control that affect the recoverable amount of mining interests. Internal sources of information include the manner in which MPPE are being used or are expected to be used and indications of the economic performance of the assets. Estimates include but are not limited to estimates of the discounted future after-tax cash flows expected to be derived from the Company’s mining properties, costs to sell the mining properties and the appropriate discount rate. Changes in metal price forecasts, increases or decreases in estimated future costs of production, increases or decreases in estimated future capital costs, reductions or increases in the amount of recoverable mineral reserves and mineral resources and/or adverse or favorable current economics can result in a write-down or write-up of the carrying amounts of the Company’s mining interests.
In the years ended December 31, 2025 and 2024, no impairment indicators were identified and no impairment charges recorded.
d)MAG Acquisition Accounting
The Company concluded that MAG does not meet the definition of a business in accordance with IFRS 3 - Business Combinations, as substantially all of the fair value of the gross assets acquired are concentrated in the investment in Juanicipio. Accordingly, the Company accounted for the MAG Acquisition as an asset acquisition. The purchase consideration for the MAG Acquisition consists of both cash and equity. As such, the Company measured the equity component of the purchase price in accordance with IFRS 2 - Share-based payments, which requires the acquirer to measure the equity consideration based on the acquisition date fair values of the assets acquired and liabilities assumed, unless those fair values cannot be estimated reliably. Management was able to estimate reliably the fair value of the assets acquired and liabilities assumed. The Company identified, measured and recognized the individual assets acquired and liabilities assumed in accordance with the applicable IFRS Accounting Standards. The purchase price, including the attributable transaction costs, was allocated based on management's estimates of the relative fair values of the assets acquired and liabilities assumed. Additionally, no deferred tax liabilities are recognized for temporary differences arising from the initial recognition of the acquired assets and assumed liabilities.
e)Equity Accounting of Investment in Juanicipio
The Company has concluded that it has significant influence, but not control or joint control, over its investment in Juanicipio due to its 44% ownership interest and the terms of the underlying shareholders agreement between the Company and Fresnillo. Therefore, the investment in Juanicipio is accounted for as an investment in associate under the equity method in accordance with IAS 28 - Investment in Associates and Joint Ventures ("IAS 28").